Document and Entity Information	Oct. 22, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	GLADSTONE COMMERCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001234006
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Incorporation State Country Code	MD
Entity File Number	001-33097
Entity Tax Identification Number	02-0681276
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GOOD
Security Exchange Name	NASDAQ
A 6.625 Series E Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.625% Series E Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	GOODN
Security Exchange Name	NASDAQ
A 7.00 Series D Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series G Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	GOODO
Security Exchange Name	NASDAQ